Related Party Balances and Transactions (Details) - Schedule of transactions with related parties - Related Party [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses (1):
Cost of revenues	[1]	$ 189	$ 215	$ 320
Operating expenses:
Research and development, net		1,083	653	829
Sales and marketing		194	191	172
General and administrative		212	206	211
Capital expenses		$ 29		$ 12

[1]	Including utilities expenses charged to the related party and reimbursed by the Company.